Preferred and Common Stock (Composition of Preferred Stock) (Detail) - shares		Sep. 30, 2017	Mar. 31, 2017
Class of Stock [Line Items]
Number of shares Authorized		3,300,000,000	4,214,752,000
Number of shares Issued		0	0
Class XI preferred stock
Class of Stock [Line Items]
Number of shares Authorized			914,752,000
Number of shares Issued		0	0
First series class XIV preferred stock
Class of Stock [Line Items]
Number of shares Authorized	[1]	900,000,000	900,000,000
Number of shares Issued	[1]	0	0
Second series class XIV preferred stock
Class of Stock [Line Items]
Number of shares Authorized	[1]	900,000,000	900,000,000
Number of shares Issued	[1]	0	0
Third series class XIV preferred stock
Class of Stock [Line Items]
Number of shares Authorized	[1]	900,000,000	900,000,000
Number of shares Issued	[1]	0	0
Fourth series class XIV preferred stock
Class of Stock [Line Items]
Number of shares Authorized	[1]	900,000,000	900,000,000
Number of shares Issued	[1]	0	0
First series class XV preferred stock
Class of Stock [Line Items]
Number of shares Authorized	[2]	900,000,000	900,000,000
Number of shares Issued	[2]	0	0
Second series class XV preferred stock
Class of Stock [Line Items]
Number of shares Authorized	[2]	900,000,000	900,000,000
Number of shares Issued	[2]	0	0
Third series class XV preferred stock
Class of Stock [Line Items]
Number of shares Authorized	[2]	900,000,000	900,000,000
Number of shares Issued	[2]	0	0
Fourth series class XV preferred stock
Class of Stock [Line Items]
Number of shares Authorized	[2]	900,000,000	900,000,000
Number of shares Issued	[2]	0	0
First series class XVI preferred stock
Class of Stock [Line Items]
Number of shares Authorized	[3]	1,500,000,000	1,500,000,000
Number of shares Issued	[3]	0	0
Second series class XVI preferred stock
Class of Stock [Line Items]
Number of shares Authorized	[3]	1,500,000,000	1,500,000,000
Number of shares Issued	[3]	0	0
Third series class XVI preferred stock
Class of Stock [Line Items]
Number of shares Authorized	[3]	1,500,000,000	1,500,000,000
Number of shares Issued	[3]	0	0
Fourth series class XVI preferred stock
Class of Stock [Line Items]
Number of shares Authorized	[3]	1,500,000,000	1,500,000,000
Number of shares Issued	[3]	0	0

[1]	The total number of authorized shares from first to fourth series class XIV preferred stock shall not exceed 900,000,000.
[2]	The total number of authorized shares from first to fourth series class XV preferred stock shall not exceed 900,000,000.
[3]	The total number of authorized shares from first to fourth series class XVI preferred stock shall not exceed 1,500,000,000.